Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Reported Revenues
Total Reported Revenues	10.00%
Sales [Member] | Phillips 66 [Member]
Total Reported Revenues
Total Reported Revenues	13.00%
Sales [Member] | ConocoPhillips [Member]
Total Reported Revenues
Total Reported Revenues	14.00%	27.00%	38.00%